Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]		nfti_SupplementTextBlock

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Supplement dated July 1, 2015 to the Natixis U.S. Equity Opportunities Fund (the “Fund”) Prospectus,
dated May 1, 2015 as may be revised and supplemented from time to time.

Effective July 1, 2015, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses
Fee/expense recovery	0.02%	0.02%	0.01%	0.00%
Remainder of other expenses	0.24%	0.24%	0.25%	0.26%
Total other expenses[1,2]	0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.31%	2.06%	2.06%	1.06%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement	1.26%	2.01%	2.01%	1.01%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, B, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$696	$958	$1,243	$2,056
Class B	$704	$937	$1,300	$2,190
Class C	$304	$637	$1,100	$2,382
Class Y	$103	$328	$576	$1,286

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class B	$204	$637	$1,100	$2,190
Class C	$204	$637	$1,100	$2,382

Natixis U.S. Equity Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		nfti_SupplementTextBlock

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Supplement dated July 1, 2015 to the Natixis U.S. Equity Opportunities Fund (the “Fund”) Prospectus,
dated May 1, 2015 as may be revised and supplemented from time to time.

Effective July 1, 2015, NGAM Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses
Fee/expense recovery	0.02%	0.02%	0.01%	0.00%
Remainder of other expenses	0.24%	0.24%	0.25%	0.26%
Total other expenses[1,2]	0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.31%	2.06%	2.06%	1.06%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement	1.26%	2.01%	2.01%	1.01%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, B, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$696	$958	$1,243	$2,056
Class B	$704	$937	$1,300	$2,190
Class C	$304	$637	$1,100	$2,382
Class Y	$103	$328	$576	$1,286

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class B	$204	$637	$1,100	$2,190
Class C	$204	$637	$1,100	$2,382

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Natixis U.S. Equity Opportunities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Fee/expense recovery		rr_Component1OtherExpensesOverAssets	0.02%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.24%
Total other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.26%
1 year		rr_ExpenseExampleYear01	$ 696
3 years		rr_ExpenseExampleYear03	958
5 years		rr_ExpenseExampleYear05	1,243
10 years		rr_ExpenseExampleYear10	$ 2,056
Natixis U.S. Equity Opportunities Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Fee/expense recovery		rr_Component1OtherExpensesOverAssets	0.02%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.24%
Total other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	2.01%
1 year		rr_ExpenseExampleYear01	$ 704
3 years		rr_ExpenseExampleYear03	937
5 years		rr_ExpenseExampleYear05	1,300
10 years		rr_ExpenseExampleYear10	2,190
1 year		rr_ExpenseExampleNoRedemptionYear01	204
3 years		rr_ExpenseExampleNoRedemptionYear03	637
5 years		rr_ExpenseExampleNoRedemptionYear05	1,100
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,190
Natixis U.S. Equity Opportunities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Fee/expense recovery		rr_Component1OtherExpensesOverAssets	0.01%
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.25%
Total other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.06%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	2.01%
1 year		rr_ExpenseExampleYear01	$ 304
3 years		rr_ExpenseExampleYear03	637
5 years		rr_ExpenseExampleYear05	1,100
10 years		rr_ExpenseExampleYear10	2,382
1 year		rr_ExpenseExampleNoRedemptionYear01	204
3 years		rr_ExpenseExampleNoRedemptionYear03	637
5 years		rr_ExpenseExampleNoRedemptionYear05	1,100
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,382
Natixis U.S. Equity Opportunities Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Fee/expense recovery		rr_Component1OtherExpensesOverAssets	none
Remainder of other expenses		rr_Component2OtherExpensesOverAssets	0.26%
Total other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.01%
1 year		rr_ExpenseExampleYear01	$ 103
3 years		rr_ExpenseExampleYear03	328
5 years		rr_ExpenseExampleYear05	576
10 years		rr_ExpenseExampleYear10	$ 1,286

[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25%, 2.00%, 2.00% and 1.00% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, B, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.